Finance leases (Tables)	18 Months Ended
Oct. 31, 2018
Finance leases [Abstract]
Finance Lease Liabilities Minimum Lease Payments And Present Value
	October 31, 2018		April 30, 2017
	$	’000	$	’000
Current		13,560		-
Non-current		14,923		-
		28,483		-

Finance lease liabilities – minimum lease payments:

	October 31, 2018		April 30, 2017
	$	’000	$	’000
Within one year		15,136		-
Between one and five years		15,984		-
		31,120		-
Future lease charges		(2,637)		-
		28,483		-
Finance lease liabilities – present value of minimum lease payments:

	October 31, 2018		April 30, 2017
	$	’000	$	’000
Within one year		13,560		-
Between one and five years		14,923		-
		28,483		-